UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.
Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
July 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 125.3%
	Convertible Bonds - 56.2%
	Agriculture - 1.0%
HKD 11,900,000	Glory River Holdings Ltd. (Hong Kong)	NR	1.00%	07/29/2015	N/A	$ 1,614,504

	Airlines - 0.5%
$ 607,000	Continental Airlines, Inc. (h)	CCC+	4.50%	01/15/2015	N/A	744,334

	Apparel - 1.5%
2,340,000	Iconix Brand Group, Inc.(a) (h)	NR	2.50%	06/01/2016	N/A	2,439,450

	Auto Manufacturers - 0.9%
1,200,000	Navistar International Corp. (h) (i)	B	3.00%	10/15/2014	N/A	1,476,000

	Auto Parts & Equipment - 0.6%
1,000,000	Meritor, Inc.	CCC+	4.00%	02/15/2027	02/15/19 @ 100	893,750

	Biotechnology - 4.1%
932,000	Cubist Pharmaceuticals, Inc.	NR	2.50%	11/01/2017	N/A	1,248,880
1,900,000	Gilead Sciences, Inc., Series B (h)	A-	0.63%	05/01/2013	N/A	2,306,125
2,000,000	Illumina, Inc.(a)	NR	0.25%	03/15/2016	N/A	1,992,500
900,000	Vertex Pharmaceuticals, Inc.	NR	3.35%	10/01/2015	10/01/13 @ 101	1,132,875
						6,680,380

	Coal - 3.3%
1,200,000	Alpha Appalachia Holdings, Inc. (h)	BB-	3.25%	08/01/2015	N/A	1,258,500
2,686,000	Patriot Coal Corp. (i)	NR	3.25%	05/31/2013	N/A	2,632,280
1,200,000	Peabody Energy Corp. (h)	B+	4.75%	12/15/2041	12/20/36 @ 100	1,471,500
						5,362,280

	Commercial Services - 1.0%
1,100,000	Sotheby's (h)	BB	3.13%	06/15/2013	N/A	1,537,250

	Computers - 3.2%
615,000	EMC Corp., Series A (h) (i)	A-	1.75%	12/01/2011	N/A	1,000,144
756,000	EMC Corp., Series B (h) (i)	A-	1.75%	12/01/2013	N/A	1,263,465
EUR 1,700,000	Ingenico, Series ING (France)	NR	2.75%	01/01/2017	N/A	1,023,986
$1,200,000	Netapp, Inc.	NR	1.75%	06/01/2013	N/A	1,863,000
						5,150,595

	Diversified Financial Services - 2.3%
GBP 700,000	Aberdeen Asset Management PLC, Series ADN (United Kingdom)	NR	3.50%	12/17/2014	N/A	1,442,057
$1,000,000	Janus Capital Group, Inc. (h)	BBB-	3.25%	07/15/2014	N/A	1,045,000
HKD 8,000,000	Power Regal Group Ltd. (Hong Kong)	NR	2.25%	06/02/2014	N/A	1,187,504
						3,674,561

	Electrical Components & Equipment - 1.8%
$600,000	General Cable Corp. (h)	B+	0.88%	11/15/2013	N/A	632,250
860,000	General Cable Corp.(b) (h)	B	4.50%	11/15/2029	N/A	1,130,900
JPY 80,000,000	Nidec Corp. (Japan)(c)	NR	0.00%	09/18/2015	N/A	1,083,042
						2,846,192

	Engineering & Construction - 1.7%
$870,000	Jaiprakash Associates Ltd. (India)(c) (i)	NR	0.00%	09/12/2012	N/A	1,161,450
1,400,000	Larsen & Toubro Ltd. (India)	NR	3.50%	10/22/2014	N/A	1,642,900
						2,804,350

	Health Care Products - 0.6%
1,000,000	NuVasive, Inc. (h)	NR	2.75%	07/01/2017	N/A	975,000

	Holding Companies-Diversified - 1.3%
EUR 1,300,000	Industrivarden AB, Series INDU (Sweden)	A	2.50%	02/27/2015	N/A	2,174,376

	Home Builders - 0.7%
$1,000,000	Lennar Corp.(a) (h)	B+	2.75%	12/15/2020	12/20/15 @ 100	1,066,250

	Insurance - 0.4%
500,000	American Equity Investment Life Holding Co.(a)	NR	3.50%	09/15/2015	N/A	568,125

	Internet - 3.0%
1,000,000	Digital River, Inc.(a)	NR	2.00%	11/01/2030	11/01/15 @ 100	922,500
1,500,000	Equinix, Inc. (h) (i)	B-	3.00%	10/15/2014	N/A	1,695,000
2,419,000	WebMD Health Corp.(a)	NR	2.50%	01/31/2018	N/A	2,152,910
						4,770,410

	Iron & Steel - 2.3%
850,000	Allegheny Technologies, Inc. (h)	BBB-	4.25%	06/01/2014	N/A	1,317,500
EUR 1,300,000	Kloeckner & Co. Financial Services SA, Series KCO (Germany)	B+	6.00%	06/09/2014	N/A	2,416,855
						3,734,355

	Lodging - 0.7%
$1,000,000	MGM Resorts International	CCC+	4.25%	04/15/2015	N/A	1,138,750

	Media - 1.3%
1,439,000	XM Satellite Radio, Inc.(a) (h)	BB-	7.00%	12/01/2014	N/A	2,061,367

	Mining - 3.8%
800,000	Molycorp, Inc.(a) (h)	NR	3.25%	06/15/2016	N/A	967,000
2,000,000	Newmont Mining Corp., Series A (h) (i)	BBB+	1.25%	07/15/2014	N/A	2,675,000
1,000,000	Paladin Energy Ltd., Series PALA (Australia)	NR	5.00%	03/11/2013	N/A	934,000
1,600,000	Vedanta Resources Jersey II Ltd. (United Kingdom)	BB	4.00%	03/30/2017	N/A	1,572,000
						6,148,000

	Miscellaneous Manufacturing - 1.7%
700,000	Textron, Inc., Series TXT (h) (i)	BBB-	4.50%	05/01/2013	N/A	1,282,750
1,525,000	Trinity Industries, Inc. (h) (i)	BB-	3.88%	06/01/2036	06/01/18 @ 100	1,517,375
						2,800,125

	Oil & Gas - 4.3%
1,000,000	Chesapeake Energy Corp. (h)	BB+	2.75%	11/15/2035	11/15/15 @ 100	1,168,750
2,000,000	Lukoil International Finance BV (Russia)	BBB-	2.63%	06/16/2015	N/A	2,350,000
800,000	Petrominerales Ltd., Series PMG (Canada)	NR	2.63%	08/25/2016	N/A	951,599
1,200,000	Petroplus Finance Ltd. (Bermuda)	B	4.00%	10/16/2015	N/A	1,067,400
977,000	SM Energy Co.	NR	3.50%	04/01/2027	04/06/12 @ 100	1,403,216
						6,940,965

	Oil & Gas Services - 0.8%
1,100,000	Subsea 7 SA, Series ACY (Luxembourg)	NR	2.25%	10/11/2013	N/A	1,372,801

	Pharmaceuticals - 2.1%
500,000	Omnicare, Inc. (h)	BB	3.75%	12/15/2025	N/A	644,375
1,496,000	Salix Pharmaceuticals LT	NR	2.75%	05/15/2015	N/A	1,699,830
JPY 75,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(c)	NR	0.00%	09/17/2015	N/A	1,047,173
						3,391,378

	Real Estate - 2.0%
$740,000	Forest City Enterprises(a) (h)	B-	4.25%	08/15/2018	N/A	771,450
EUR 445,000	Immofinanz AG (Austria)	NR	4.25%	03/08/2018	N/A	2,476,649
						3,248,099

	Real Estate Investment Trusts - 0.5%
$750,000	Annaly Capital Management, Inc. (h)	NR	4.00%	02/15/2015	N/A	860,625

	Retail - 2.4%
HKD 15,000,000	Hengdeli Holdings Ltd. (Cayman Islands)	NR	2.50%	10/20/2015	N/A	2,154,404
$1,250,000	Sonic Automotive, Inc. (h) (i)	B+	5.00%	10/01/2029	10/01/14 @ 100	1,718,750
						3,873,154

	Semiconductors - 2.0%
750,000	Intel Corp. (h) (i)	A-	3.25%	08/01/2039	N/A	892,500
1,450,000	Micron Technology, Inc. (h)	BB-	1.88%	06/01/2014	N/A	1,404,687
1,000,000	Micron Technology, Inc., Series A(a) (h)	NR	1.50%	08/01/2031	08/05/15 @ 100	973,750
						3,270,937

	Telecommunications - 4.4%
1,500,000	Arris Group, Inc. (h)	NR	2.00%	11/15/2026	11/15/13 @ 100	1,580,625
GBP 1,100,000	Cable & Wireless Worldwide PLC (United Kingdom)	NR	5.75%	11/24/2014	N/A	1,782,176
$1,652,000	Ciena Corp.(a) (h)	NR	4.00%	03/15/2015	N/A	1,821,330
1,900,000	JDS Uniphase Corp. (h)	NR	1.00%	05/15/2026	05/20/13 @ 100	1,859,625
						7,043,756

	Total Convertible Bonds - 56.2%
	(Cost $88,422,596)					90,662,119

	Corporate Bonds - 21.3%
	Banks - 0.9%
1,350,000	Capital One Capital V (i)	BB	10.25%	08/15/2039	N/A	1,436,738

	Beverages - 0.7%
1,000,000	Constellation Brands, Inc. (i)	BB+	7.25%	09/01/2016	N/A	1,107,500

	Chemicals - 1.4%
2,042,000	Lyondell Chemical Co.	BB-	11.00%	05/01/2018	05/01/13 @ 100	2,322,775

	Diversified Financial Services - 2.1%
2,000,000	Ford Motor Credit Co., LLC (i)	BB-	12.00%	05/15/2015	N/A	2,513,090
1,000,000	Textron Financial Corp.(a) (g)	B	6.00%	02/15/2067	02/15/17 @ 100	870,000
						3,383,090

	Health Care Products - 1.0%
1,500,000	Biomet, Inc. (i)	B-	10.00%	10/15/2017	10/15/12 @ 105	1,642,500

	Health Care Services - 1.9%
2,500,000	Apria Healthcare Group, Inc. (i)	BB+	11.25%	11/01/2014	11/01/11 @ 106	2,575,000
500,000	HCA, Inc.	BB-	9.25%	11/15/2016	11/15/11 @ 105	535,937
						3,110,937

	Insurance - 2.1%
1,000,000	AXA SA (France)(a) (d) (g)	BBB	6.38%	-	12/14/36 @ 100	850,000
1,000,000	Liberty Mutual Group, Inc.(a) (g)	BB	10.75%	6/15/2058	06/15/38 @ 100	1,332,500
800,000	MetLife, Inc. (i)	BBB	10.75%	8/1/2039	08/01/34 @ 100	1,138,985
						3,321,485

	Machinery-Diversified - 1.7%
2,500,000	Case New Holland, Inc. (i)	BB+	7.75%	09/01/2013	N/A	2,746,875

	Media - 2.1%
3,000,000	Clear Channel Worldwide Holdings, Inc., Series B (i)	B	9.25%	12/15/2017	12/15/12 @ 107	3,292,500

	Oil & Gas - 0.8%
1,200,000	Alta Mesa Holdings/Alta Mesa Finance Services Corp.(a) (i)	B	9.63%	10/15/2018	10/15/14 @ 105	1,212,000

	Pharmaceuticals - 1.1%
1,665,000	Aptalis Pharma, Inc. (i)	B	12.75%	03/01/2016	03/01/12 @ 106	1,808,606

	Retail - 1.6%
2,450,000	Toys "R" US Property Co. II, LLC (i)	B+	8.50%	12/01/2017	12/01/13 @ 104	2,633,750

	Semiconductors - 0.3%
500,000	MEMC Electronics Materials, Inc.(a)	BB	7.75%	04/01/2019	04/01/14 @ 106	480,000

	Telecommunications - 3.6%
EUR 2,700,000	Alcatel-Lucent (France)	B	8.50%	01/15/2016	N/A	4,112,695
$500,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	578,750
1,000,000	UPC Holding BV (Netherlands)(a) (i)	B-	9.88%	04/15/2018	04/15/14 @ 105	1,112,500
						5,803,945

	Total Corporate Bonds - 21.3%
	(Cost $31,234,678)					34,302,701

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 21.5%
	Auto Manufacturers - 1.0%
34,381	General Motors Co., Series B (h) (i)	B-	4.75%	12/01/2013	N/A	1,588,746

	Auto Parts & Equipment - 0.7%
19,998	Goodyear Tire & Rubber Co. (h) (i)	NR	5.88%	04/01/2014	N/A	1,079,492

	Banks - 8.6%
2,650	Bank of America Corp., Series L (d) (h) (i)	BB+	7.25%	-	N/A	2,583,035
20,712	Citigroup, Inc. (h) (i)	NR	7.50%	12/15/2012	N/A	2,322,851
15,626	KeyCorp, Series A(d) (i)	BB	7.75%	-	N/A	1,740,268
117,950	Synovus Financial Corp., Series tMED (i)	NR	8.25%	05/15/2013	N/A	2,204,485
58,824	UBS AG (Stillwater Mining Co.) (Switzerland)(f) (i)	NR	9.38%	06/15/2012	N/A	1,212,804
3,565	Wells Fargo & Co., Series L(d) (h) (i)	A-	7.50%	-	N/A	3,784,960
						13,848,403

	Electric - 2.0%
41,179	PPL Corp. (h) (i)	NR	9.50%	07/01/2013	N/A	2,309,730
19,000	PPL Corp. (h) (i)	NR	8.75%	05/01/2014	N/A	1,019,160
						3,328,890

	Hand & Machine Tools - 1.3%
19,253	Stanley Black & Decker, Inc. (i)	BBB+	4.75%	11/17/2015	N/A	2,171,546

	Insurance - 3.1%
99,524	Hartford Financial Services Group, Inc., Series F (h) (i)	BB+	7.25%	04/01/2013	N/A	2,368,671
33,050	MetLife, Inc. (h) (i)	BBB-	5.00%	09/11/2013	N/A	2,575,917
						4,944,588

	Mining - 0.6%
19,999	AngloGold Ashanti Holdings Finance PLC (South Africa) (i)	NR	6.00%	09/15/2013	N/A	988,351

	Oil & Gas - 1.2%
30,589	Apache Corp., Series D (h) (i)	BBB+	6.00%	08/01/2013	N/A	1,992,567

	Pharmaceuticals - 0.8%
26,800	Omnicare Capital Trust II, Series B (i)	B	4.00%	06/15/2033	09/02/11 @ 50.00	1,246,736

	Real Estate - 0.6%
14,996	Forest City Enterprises, Inc., Series A(d) (h) (i)	CCC+	7.00%	-	03/09/13 @ 50.00	985,987

	Real Estate Investment Trusts - 0.8%
50,000	Alexandria Real Estate Equities, Inc., Series D (d) (i)	NR	7.00%	-	N/A	1,350,000

	Telecommunications - 0.8%
1,285	Lucent Technologies Capital Trust I (i)	CCC	7.75%	03/15/2017	09/02/11 @ 1007.80	1,258,658

	Total Convertible Preferred Stocks - 21.5%
	(Cost $32,126,653)					34,783,964

	Common Stocks - 14.7%
	Banks - 1.7%
20,000	Citigroup, Inc.(h) (i)					766,800
88,000	First Horizon National Corp. (i)					791,120
20,000	Sumitomo Mitsui Financial Group, Inc. (Japan)					630,652
30,000	Webster Financial Corp. (i)					612,600
						2,801,172

	Biotechnology - 0.6%
23,000	Life Technologies Corp.(e) (h) (i)					1,035,690

	Coal - 0.5%
17,200	Alpha Natural Resources, Inc.(e) (h) (i)					734,612

	Computers - 2.1%
4,200	Apple, Inc. (e) (h) (i)					1,640,016
66,100	EMC Corp.(e) (h) (i)					1,723,888
						3,363,904

	Health Care Services - 0.4%
105,000	Tenet Healthcare Corp.(e) (h) (i)					583,800

	Internet - 0.8%
1,000	Equinix, Inc.(e) (h)					104,470
2,000	Google, Inc., Class A(e) (h) (i)					1,207,380
						1,311,850

	Iron & Steel - 0.6%
25,000	United States Steel Corp. (h) (i)					999,750

	Mining - 0.1%
1,000	Molycorp, Inc.(e) (h)					63,630
2,500	Newmont Mining Corp. (h)					139,025
						202,655

	Miscellaneous Manufacturing - 2.6%
104,500	General Electric Co. (h) (i)					1,871,595
44,000	Textron, Inc. (h) (i)					1,017,720
30,000	Tyco International Ltd. (Switzerland) (h) (i)					1,328,700
						4,218,015

	Oil & Gas - 0.9%
36,000	Suncor Energy, Inc. (Canada) (h) (i)					1,375,920

	Pharmaceuticals - 0.7%
47,000	Mylan, Inc.(e) (h) (i)					1,070,660

	Real Estate - 0.0%
2,000	Forest City Enterprises, Inc., Class A(e) (h)					36,020

	Real Estate Investment Trusts - 0.1%
12,500	Annaly Capital Management, Inc. (h) (i)					209,750

	Savings & Loans - 0.2%
25,000	People's United Financial, Inc.					317,000

	Semiconductors - 0.1%
5,000	Intel Corp. (h) (i)					111,650

	Software - 1.1%
62,000	Microsoft Corp. (h) (i)					1,698,800

	Telecommunications - 2.2%
1,782,727	Cable & Wireless Worldwide PLC (United Kingdom)					1,225,261
29,500	Qualcomm, Inc. (h) (i)					1,616,010
21,900	Verizon Communications, Inc. (h) (i)					772,851
						3,614,122

	Total Common Stocks - 14.7%
	(Cost $22,830,477)					23,685,370

	Preferred Stocks - 4.5%
	Diversified Financial Services - 3.8%
75,000	Citigroup Capital XII (g) (h) (i)	BB+	8.50%	03/30/2040		1,929,750
80,976	Citigroup Capital XIII (g) (h) (i)	BB+	7.88%	10/30/2040		2,192,021
80,000	JPMorgan Chase Capital XXIX (h) (i)	BBB+	6.70%	04/02/2040		2,032,000
						6,153,771

	Lodging - 0.7%
10,300	Las Vegas Sands Corp., Series A (i)	NR	10.00%	-		1,166,691

	Total Preferred Stocks - 4.5%
	(Cost $7,154,202)					7,320,462

	Exchange Traded Funds - 6.3%
30,000	Health Care Select Sector SPDR Fund (h) (i)					1,024,500
33,000	iShares Russell 1000 Value Index Fund (h) (i)					2,164,800
26,000	iShares Russell 2000 Index Fund (i)					2,070,900
14,000	Market Vectors Agribusiness ETF(h) (i)					757,820
22,000	SPDR S&P 500 ETF Trust (h) (i)					2,839,100
77,000	SPDR S&P Homebuilders ETF (h) (i)					1,292,060
	(Cost $10,356,114)					10,149,180

	Warrants - 0.8%
92,059	JPMorgan Chase & Co.(e) (h) (i)					1,229,908
	(Cost $1,060,047)

	Total Long-Term Investments - 125.3%
	(Cost $193,184,767)					202,133,704

Contracts	Options Purchased		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.0%
250	Qualcomm, Inc.		August 2011	$55.00		40,750
	(Cost $37,126)

	Total Investments - 125.3%
	(Cost $193,221,893)					202,174,454
	Other Assets in excess of Liabilities - 5.7%					9,244,717
	Total value of Options Written - (0.0%) (Premiums received $90,824)					(92,220)
	Borrowings - (31.0% of Net Assets or 24.7% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 161,326,951

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
N/A- Not Available
PLC - Public Limited Company
SA - Corporation
S&P - Standard & Poor's

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2011 these securities amounted to $21,593,632, which represents 13.4% of net assets applicable to common shares.

(b)	Security is a "Step-down" bond where the coupon decreases or steps down at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Zero coupon bond.
(d)	Perpetual maturity.
(e)	Non-income producing security.
(f)	Security is exchangable into security of another entity that is different than the issuer. The entity is listed in a parenthetical.
(g)	Floating or variable rate coupon. The rate shown is as of July 31, 2011.
(h)	All or a portion of this security position represents cover for outstanding options written.
(i)
All or a portion of this security has been physically segregated in connection with the line of credit, forward exchange currency contracts, and futures. As of July 31, 2011, the total amount segregated was $102,824,627.

Country Breakdown*
United States	79.1%
United Kingdom	3.0%
France	2.9%
India	1.4%
Hong Kong	1.4%
Japan	1.4%
Switzerland	1.2%
Austria	1.2%
Germany	1.2%
Russian Federation	1.2%
Canada	1.1%
Sweden	1.1%
Cayman Islands	1.1%
Luxembourg	0.7%
Netherlands	0.5%
Bermuda	0.5%
South Africa	0.5%
Australia	0.5%
* As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended April 30, 2011.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Month	Exercise Price	Market Value
(15)	Allegheny Technologies, Inc.	September 2011	$75.00	$(337)
(75)	Alpha Natural Resources, Inc./Alpha Appalachia Holdings, Inc.	August 2011	50.00	(1,500)
(25)	Annaly Capital Management, Inc.	August 2011	19.00	(25)
(10)	Apache Corp.	August 2011	130.00	(1,490)
(10)	Apple, Inc.	August 2011	360.00	(33,800)
(10)	Arris Group, Inc.	September 2011	12.50	(375)
(50)	Bank of America Corp.	August 2011	12.00	(150)
(10)	Chesapeake Energy Corp.	August 2011	33.00	(2,030)
(50)	Ciena Corp.	August 2011	21.00	(200)
(50)	Citigroup, Inc.	August 2011	44.00	(500)
(50)	Continental Airlines, Inc.	August 2011	29.00	(200)
(100)	EMC Corp.	August 2011	29.00	(400)
(10)	Equinix, Inc.	August 2011	105.00	(3,000)
(10)	Forest City Enterprises, Inc.	December 2011	20.00	(500)
(15)	General Cable Corp.	August 2011	45.00	(675)
(50)	General Electric Co.	September 2011	21.00	(250)
(15)	General Motors Co.	September 2011	34.00	(120)
(10)	Gilead Sciences, Inc.	August 2011	44.00	(430)
(20)	Goodyear Tire & Rubber Co.	August 2011	18.00	(300)
(5)	Google, Inc.	September 2011	650.00	(3,750)
(10)	Hartford Financial Services Group, Inc.	August 2011	28.00	(50)
(25)	Health Care Select Sector SPDR Fund	September 2011	38.00	(100)
(15)	Iconix Brand Group, Inc.	August 2011	25.00	(375)
(50)	Intel Corp.	August 2011	23.00	(1,300)
(25)	iShares Russell 1000 Value Index Fund	September 2011	72.00	(625)
(10)	Janus Capital Group, Inc.	August 2011	10.00	(100)
(10)	JDS Uniphase Corp.	August 2011	20.00	(30)
(10)	JPMorgan Chase & Co.	September 2011	46.00	(210)
(25)	Lennar Corp.	September 2011	20.00	(525)
(25)	Life Technologies Corp.	August 2011	60.00	(250)
(20)	Market Vectors Agribusiness ETF	August 2011	57.00	(600)
(25)	MetLife, Inc.	September 2011	48.00	(575)
(25)	Micron Technology, Inc.	September 2011	10.00	(100)
(100)	Microsoft Corp.	September 2011	30.00	(1,600)
(10)	Molycorp, Inc.	September 2011	60.00	(8,300)
(40)	Mylan, Inc.	August 2011	25.00	(520)
(10)	Navistar International Corp.	September 2011	65.00	(225)
(25)	Newmont Mining Corp.	August 2011	60.00	(875)
(15)	Nuvasive, Inc.	September 2011	40.00	(180)
(25)	Omnicare, Inc.	August 2011	34.00	(625)
(25)	Peabody Energy Corp.	August 2011	65.00	(450)
(10)	PPL Corp.	August 2011	29.00	(200)
(10)	PPL Corp.	September 2011	29.00	(300)
(250)	Qualcomm, Inc.	October 2011	62.50	(14,750)
(25)	Sonic Automotive, Inc.	August 2011	15.00	(2,688)
(15)	Sotheby's	August 2011	45.00	(1,500)
(30)	SPDR S&P 500 ETF Trust	August 2011	139.00	(330)
(10)	SPDR S&P Homebuilders ETF	September 2011	20.00	(60)
(50)	Suncor Energy, Inc.	September 2011	45.00	(950)
(100)	Tenet Healthcare Corp.	August 2011	7.00	(1,000)
(50)	Textron, Inc.	August 2011	25.00	(1,350)
(15)	Trinity Industries, Inc.	August 2011	37.00	(75)
(25)	Tyco International Ltd.	August 2011	52.50	(250)
(50)	United States Steel Corp.	August 2011	48.00	(400)
(50)	Verizon Communications, Inc.	August 2011	38.00	(250)
(10)	Wells Fargo & Co.	September 2011	33.00	(70)
(100)	XM Satellite Radio, Inc.	August 2011	2.50	(400)
	Total Value of Call Options Written			$ (92,220)
	(Premiums received $(90,824))

(a)	Non-income producing security.

At July 31, 2011, the following forward exchange currency contracts and futures contracts outstanding were:

Forward Exchange Currency Contracts
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/11	Net Unrealized Appreciation (Depreciation)
EUR	6,700,000
for USD	9,635,270	The Bank of New York Mellon	9/16/2011	$ 9,635,270	$ 9,617,148	$ 18,122
GBP	3,300,000
for USD	5,402,298	The Bank of New York Mellon	9/16/2011	5,402,298	5,414,124	(11,826)

		Total unrealized appreciation on forward exchange currency contracts				$ 6,296

Futures Contracts
	Number of Contracts	Notional Value	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 5-Year Note	40	$121,445	30-Sep	$4,780,539	$4,857,813	($77,274)

At July 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$193,289,982	$14,191,635	$(5,347,913)	$8,843,722	$(68,825)

GAAP requires disclosure of fair valuation measurements as of each measurement date.  In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not hold any Level 3 securities at July 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2011:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)

Assets:
Convertible Bonds	$-	$90,662	$-	$90,662
Convertible Preferred Stocks:
Auto Manufacturers	1,589	-	-	1,589
Auto Parts & Equipment	1,079	-	-	1,079
Banks	12,635	1,213	-	13,848
Electric	3,329	-	-	3,329
Hand & Machine Tools	2,171	-	-	2,171
Insurance	4,945	-	-	4,945
Mining	988	-	-	988
Oil & Gas	1,993	-	-	1,993
Pharmaceuticals	1,247	-	-	1,247
Real Estate	-	986	-	986
Real Estate Investment Trusts	-	1,350		1,350
Telecommunications	-	1,259	-	1,259
Common Stocks	23,685	-	-	23,685
Corporate Bonds	-	34,303	-	34,303
Exchange Traded Funds	10,149	-	-	10,149
Preferred Stock:
Diversified Financial Services	6,154	-	-	6,154
Lodging	-	1,167	-	1,167
Warrants	1,230	-	-	1,230
Options Purchased	41	-	-	41
Foreign Exchange Currency Contracts	-	6	-	6
Total	$71,235	$130,946	$-	$202,181

Liabilities:
Options Written	$92	$-	$-	$92
Futures Contracts	77	-	-	77
Total	$169	$-	$-	$169

There were no transfers between Levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:          /s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:     September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Tracy V. Maitland
              Tracy V. Maitland
 President and Chief Executive Officer

Date:     September 26, 2011

By:        /s/ Robert White
              Robert White
Treasurer and Chief Financial Officer

Date:     September 26, 2011